Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Property and equipment, net

7.    Property and equipment, net

Property and equipment consist of the following:

	As of
	December 31,
	2023	2024
	RMB	RMB
	(in thousands)
Machinery	130,786	132,846
Leasehold improvement	88,209	103,707
Computer equipment	39,536	40,313
Furniture and office equipment	26,572	24,829
Vehicles	11,371	10,786
Construction in process	31,009	78,949
Total	327,483	391,430
Accumulated depreciation	(182,195)	(207,858)
Net book value	145,288	183,572

Depreciation expenses recognized for the years ended December 31, 2022, 2023 and 2024 were RMB67,875 thousand, RMB64,610 thousand and RMB47,214 thousand respectively.